Other Financial Assets - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Financial Assets [Abstract]
Liquidity account, cash balance	€ 688	€ 1,023	€ 770
Number of shares recorded as deduction from equity	88,929	18,132	27,911
Liquidity agreement additional contribution			€ 1,000